UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23015

SEI Catholic Values Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: February 28, 2016

Date of reporting period: August 31, 2015

Item 1.	Reports to Stockholders.

August 31, 2015

SEMI-ANNUAL REPORT

SEI Catholic Values Trust

➤ Catholic Values Equity Fund

➤ Catholic Values Fixed Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolios securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Equity Fund

August 31, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 75.9%

Consumer Discretionary — 10.9%
Abercrombie & Fitch, Cl A	25,747	$511
Amazon.com*	2,434	1,248
Bed Bath & Beyond*	1,448	90
Big Lots	5,565	267
Carnival	19,835	976
CBS, Cl B	5,139	233
Chipotle Mexican Grill, Cl A*	559	397
Clear Channel Outdoor Holdings, Cl A*	10,406	85
Comcast, Cl A	19,770	1,115
Dollar General	17,444	1,299
Ford Motor	37,483	520
Gap	2,620	86
General Motors	37,887	1,115
Goodyear Tire & Rubber	11,189	333
Hilton Worldwide Holdings	14,300	355
Home Depot	13,344	1,554
John Wiley & Sons, Cl A	1,814	94
Johnson Controls	5,015	206
Liberty Global, Cl A*	12,668	610
Lowe’s	1,465	101
Macy’s	2,827	166
Magna International	8,416	414
Mattel	3,395	80
McDonald’s	3,530	335
Netflix*	4,809	553
NIKE, Cl B	6,659	744
Nordstrom	1,997	146
PVH	956	114
Ralph Lauren, Cl A	744	83
Restoration Hardware Holdings*	2,344	217
Scripps Networks Interactive, Cl A	725	39
Staples	11,068	157
Starbucks	15,717	860
Starwood Hotels & Resorts Worldwide	2,601	186
Target	1,675	130
Time Warner	3,542	252
TJX	1,445	102
TopBuild*	206	7
Tractor Supply	1,330	113

Description	Shares	Market Value ($ Thousands)

Tribune Media, Cl A	8,876	$355
TripAdvisor*	4,351	304
Tupperware Brands	2,185	112
Twenty-First Century Fox, Cl A	5,609	154
VF	4,641	336
Visteon*	485	48
VOXX International, Cl A*	5,197	40
Walt Disney	5,874	598
Williams-Sonoma	946	72

		17,912

Consumer Staples — 4.3%
Altria Group	1,949	104
Andersons	5,162	183
Campbell Soup	5,755	276
Clorox	2,930	326
Coca-Cola	20,046	788
Colgate-Palmolive	4,080	256
Costco Wholesale	3,842	538
CVS Health	3,941	404
General Mills	5,126	291
Hershey	2,284	204
Kellogg	9,106	604
Keurig Green Mountain	433	25
Kimberly-Clark	4,208	448
Kraft Heinz	3,294	239
Molson Coors Brewing, Cl B	1,386	94
Mondelez International, Cl A	2,686	114
Omega Protein*	3,706	63
PepsiCo	9,617	894
Philip Morris International	8,085	645
Procter & Gamble	3,384	239
Sysco	6,662	266
Whole Foods Market	1,253	41

		7,042

Energy — 5.4%
Apache	6,597	298
Baker Hughes	3,580	201
Cabot Oil & Gas	17,543	415
CARBO Ceramics	3,401	93
Cimarex Energy	4,015	444
Concho Resources*	1,843	199
Continental Resources*	5,808	186
Denbury Resources	11,678	51
Devon Energy	7,132	304
EOG Resources	2,916	228
Equities	2,539	198
Exxon Mobil	15,892	1,196
Gulfport Energy*	5,820	209
Halliburton	16,837	663
Hess	7,624	453
Kinder Morgan	5,060	164

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Equity Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

MarkWest Energy Partners	7,007	$395
Memorial Resource Development*	5,513	107
Murphy Oil	5,121	159
Occidental Petroleum	13,684	999
PBF Energy, Cl A	9,271	277
Range Resources	2,168	84
Schlumberger	9,409	728
Spectra Energy	17,039	495
Stone Energy*	19,268	109
Tidewater	17,053	306

		8,961

Financials — 15.0%
ACE	7,512	768
AgroFresh Solutions*	14,892	145
American Express	2,269	174
American International Group	5,766	348
American Tower‡	9,838	907
Bancorp*	20,068	147
Bank of America	110,487	1,805
Bank of New York Mellon	5,555	221
Berkshire Hathaway, Cl B*	13,275	1,779
Blackstone Group	3,852	132
Care Capital Properties‡*	609	19
Chimera Investment‡	23,950	336
Citigroup	59,193	3,166
CNA Financial	17,079	615
Corporate Office Properties Trust‡	3,415	72
Crown Castle International‡	4,343	362
Discover Financial Services	2,144	115
Everest Re Group	1,420	250
FBR	13,483	296
First Commonwealth Financial	10,331	92
First Niagara Financial Group	30,795	285
Goldman Sachs Group	3,554	670
Green Dot, Cl A*	33,485	592
Hartford Financial Services Group	4,509	207
HCP‡	12,476	462
Health Care‡	4,789	303
Highwoods Properties‡	2,412	92
HomeStreet*	4,540	101
Host Hotels & Resorts‡	6,502	115
JPMorgan Chase	39,162	2,510
KeyCorp	6,649	91
KKR, Cl Miscellaneous	25,962	496
Loews	6,136	224
Manning & Napier, Cl A	9,672	93
McGraw Hill Financial	2,396	232
MetLife	23,599	1,182
Moody’s	1,126	115
Nomura Holdings ADR	43,913	275
Northern Trust	9,873	690
Old Republic International	6,191	97
Omega Healthcare Investors‡	2,828	96

Description	Shares	Market Value ($ Thousands)

Paramount Group‡	5,799	$95
Principal Financial Group	5,824	293
Prologis‡	18,820	715
Santander Consumer USA Holdings*	17,066	383
Spirit Realty Capital‡	9,900	95
State Street	8,476	610
T Rowe Price Group	2,429	175
US Bancorp	6,178	262
Ventas‡	2,434	134
Wells Fargo	22,762	1,214

		24,653

Health Care — 10.8%
Abbott Laboratories	6,786	307
Aetna	1,029	118
Akorn*	6,582	262
Alexion Pharmaceuticals*	3,723	641
Amgen	2,870	436
Analogic	6,380	514
Anthem	1,504	212
Baxalta	3,944	139
Biogen*	2,187	650
Boston Scientific*	5,660	95
Bruker*	21,803	401
Cambrex*	4,566	218
Celgene*	8,227	971
Cempra*	3,362	116
Charles River Laboratories International*	10,842	747
Envision Healthcare Holdings*	1,675	69
Express Scripts Holding*	3,305	276
Gilead Sciences	5,135	540
Horizon Pharma*	14,735	431
Humana	2,377	435
Integra LifeSciences Holdings*	8,496	510
Intersect ENT*	8,932	227
Intra-Cellular Therapies*	6,845	183
Keryx Biopharmaceuticals*	14,695	91
Lipocine*	7,962	117
McKesson	1,190	235
Medtronic	16,653	1,204
Mettler-Toledo International*	2,364	701
Premier, Cl A*	3,792	135
PTC Therapeutics*	1,830	70
Quintiles Transnational Holdings*	10,370	773
Regeneron Pharmaceuticals*	186	96
ResMed	1,742	90
Sirona Dental Systems*	1,398	133
Supernus Pharmaceuticals*	14,407	261
Tetraphase Pharmaceuticals*	5,989	260
United Therapeutics*	3,101	467
UnitedHealth Group	7,618	881
Varian Medical Systems*	3,729	303
Vertex Pharmaceuticals*	4,642	592
VWR*	30,530	801

2	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015

Description	Shares	Market Value ($ Thousands)

Waters*	6,014	$730
Zimmer Biomet Holdings	929	96
Zoetis, Cl A	17,300	776
Zogenix*	4,933	95
ZS Pharma*	6,860	351

		17,756

Industrials — 8.8%
3M	7,081	1,006
Acacia Research	33,510	319
ACCO Brands*	25,402	193
Actuant, Cl A	8,879	190
AGCO	2,698	132
Air Lease, Cl A	2,140	69
American Airlines Group	22,817	889
Atlas Air Worldwide Holdings*	7,154	296
Caterpillar	12,506	956
Chicago Bridge & Iron	4,579	203
Covanta Holding	8,121	161
Crane	3,640	191
CSX	4,247	116
Deere	6,334	518
Delta Air Lines	18,334	803
Dover	2,754	171
Dun & Bradstreet	2,944	312
DXP Enterprises*	2,768	82
Emerson Electric	1,842	88
Fastenal	2,324	90
Hyster-Yale Materials Handling	1,512	92
Illinois Tool Works	3,014	255
Ingersoll-Rand	5,367	297
Kansas City Southern	2,924	271
LB Foster, Cl A	11,183	200
ManpowerGroup	1,089	95
Masco	1,856	49
MSC Industrial Direct, Cl A	979	66
MYR Group*	1,617	46
Nordson	1,333	89
Owens Corning	1,547	68
Parker-Hannifin	926	100
Pitney Bowes	2,185	43
Rockwell Automation	409	46
Rockwell Collins	7,588	621
Spirit AeroSystems Holdings, Cl A*	4,757	243
Spirit Airlines*	2,475	127
Stanley Black & Decker	923	94
Terex	7,877	184
Titan International	30,717	282
Titan Machinery*	17,116	199
TransDigm Group*	443	102
Trinity Industries	6,186	167
Triumph Group	7,484	370
Union Pacific	10,626	911
United Parcel Service, Cl B	9,238	902

Description	Shares	Market Value ($ Thousands)

Valmont Industries	898	$95
WABCO Holdings*	3,921	452
Waste Management	4,278	214
Wesco Aircraft Holdings*	32,445	456
WESCO International*	1,213	68
WW Grainger	1,750	391
Xylem	3,492	113

		14,493

Information Technology — 14.8%
Adobe Systems*	8,364	657
Alliance Data Systems*	2,793	718
Apple	22,834	2,575
Applied Materials	56,407	907
ARRIS Group*	3,143	83
Autodesk*	4,377	205
Automatic Data Processing	11,648	901
Black Box	10,611	163
CA	2,517	69
Cisco Systems	75,181	1,946
Cognizant Technology Solutions, Cl A*	8,628	543
eBay*	7,497	203
Facebook, Cl A*	14,784	1,322
Google, Cl A*	3,257	2,110
Google, Cl C*	851	526
Hewlett-Packard	15,367	431
Intel	33,541	957
International Business Machines	6,313	934
Intuit	492	42
Juniper Networks	3,826	98
Lam Research	2,248	164
Lexmark International, Cl A	4,692	141
LinkedIn, Cl A*	562	102
MasterCard, Cl A	6,472	598
Micron Technology*	43,286	710
Microsoft	36,429	1,585
Mobileye*	3,932	222
NetApp	4,048	129
OmniVision Technologies*	20,819	498
Oracle	23,761	881
OSI Systems*	4,137	302
PayPal Holdings*	3,175	111
PTC*	2,587	86
QUALCOMM	10,525	596
salesforce.com inc*	5,306	368
Silicon Graphics International*	40,563	203
Splunk*	1,471	91
Symantec	6,273	129
Tencent Holdings ADR	15,881	268
Texas Instruments	15,077	721
Visa, Cl A	10,369	739
Xerox	9,532	97
Yahoo!*	5,332	172

		24,303

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015	3

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Equity Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Materials — 3.4%
Air Products & Chemicals	5,522	$770
Alcoa	25,450	241
American Vanguard	8,811	118
Ball	6,313	416
Chemours	1,676	16
Dow Chemical	14,261	624
Eastman Chemical	6,590	478
Ecolab	2,953	322
EI du Pont de Nemours	1,318	68
FMC	3,280	139
Freeport-McMoRan	5,911	63
International Paper	936	40
Louisiana-Pacific*	18,803	309
Monsanto	1,250	122
Mosaic	3,882	158
PPG Industries	5,119	488
Praxair	7,941	840
Reliance Steel & Aluminum	5,696	331

		5,543

Telecommunication Services — 1.6%
AT&T	38,329	1,273
Verizon Communications	30,829	1,418

		2,691

Utilities — 0.9%
AGL Resources	2,081	127
CenterPoint Energy	22,728	423
CMS Energy	2,957	97
DTE Energy	3,811	297
Exelon	8,540	263
PG&E	1,952	97
Sempra Energy	2,239	212

		1,516

Total Common Stock (Cost $132,999) ($ Thousands)		124,870

FOREIGN COMMON STOCK — 20.9%

Australia — 0.4%
BHP Billiton ADR	17,372	640

Austria — 0.7%
Conwert Immobilien Invest	9,382	122
Erste Group Bank	12,036	358
Schoeller-Bleckmann Oilfield Equipment	3,647	199
voestalpine	13,568	496

		1,175

Belgium — 0.0%
Anheuser-Busch InBev ADR	420	46

Description	Shares	Market Value ($ Thousands)

Bermuda — 0.6%
Endurance Specialty Holdings	1,490	$95
PartnerRe	5,825	806
Validus Holdings	2,724	121

		1,022

Brazil — 0.5%
Banco Bradesco ADR	36,889	235
Banco do Brasil	51,400	252
Qualicorp	58,007	269

		756

British Virgin Islands — 0.5%
Michael Kors Holdings*	18,897	821

Canada — 1.1%
Canadian Natural Resources	33,364	750
Canadian Pacific Railway	2,282	331
Magna International	9,333	455
Thomson Reuters	5,301	206

		1,742

China — 0.9%
Anhui Conch Cement, Cl H	108,500	328
China Oilfield Services, Cl H	374,000	402
Industrial & Commercial Bank of China, Cl H	286,000	169
Mindray Medical International ADR	13,331	323
Weichai Power, Cl H	228,000	245

		1,467

Colombia — 0.1%
Bancolombia ADR	6,273	216

Czech Republic — 0.2%
Komercni banka as	1,658	377

France — 0.7%
Societe Generale	7,639	372
Sodexo	8,205	721

		1,093

Hong Kong — 0.8%
China Mobile ADR	13,480	806
Orient Overseas International	91,500	454

		1,260

India — 0.8%
HDFC Bank ADR	11,762	670
ICICI Bank ADR	68,189	595

		1,265

4	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015

Description	Shares	Market Value ($ Thousands)

Ireland — 2.9%
Accenture, Cl A	3,557	$335
ICON*	20,889	1,608
Jazz Pharmaceuticals*	4,366	737
Mallinckrodt*	8,332	718
Shire ADR	5,629	1,306

		4,704

Israel — 0.6%
Check Point Software Technologies*	6,566	512
Orbotech*	14,849	247
SodaStream International*	17,311	264

		1,023

Japan — 2.0%
Denso	22,100	990
Hitachi	81,000	456
Nippon Steel & Sumitomo Metal	43,000	89
Secom	10,800	692
Toyota Motor ADR	9,613	1,138

		3,365

Netherlands — 1.4%
Core Laboratories	6,958	805
NXP Semiconductors*	3,593	304
QIAGEN*	29,428	772
Royal Dutch Shell, Cl A	17,836	465

		2,346

Norway — 1.0%
DNB	47,638	673
Norsk Hydro	165,493	566
Statoil ADR	26,832	416

		1,655

Puerto Rico — 0.4%
OFG Bancorp	77,560	670

Singapore — 0.2%
DBS Group Holdings	23,400	295

South Korea — 0.4%
Hyundai Mobis	2,485	434
Samsung Electronics	240	221

		655

Spain — 0.4%
Amadeus IT Holding, Cl A	16,308	682

Sweden — 0.4%
Getinge, Cl B	33,301	739

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Switzerland — 0.7%
Credit Suisse Group ADR	40,245	$1,082

Taiwan — 0.4%
Advanced Semiconductor Engineering	650,000	671

Turkey — 0.3%
Akbank	93,291	218
Turkiye Garanti Bankasi	143,951	365

		583

United Kingdom — 2.5%
ARM Holdings ADR	21,424	903
BP ADR	9,857	331
Diageo	22,309	594
HSBC Holdings	11,197	89
ITV	23,317	90
Rio Tinto ADR	13,096	481
Shire	18,995	1,468
Subsea 7	16,284	137

		4,093

Total Foreign Common Stock (Cost $39,158) ($ Thousands)		34,443

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%†**	2,780,208	2,780

Total Cash Equivalent (Cost $2,780) ($ Thousands)		2,780

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
0.029%, 02/04/16 (A) (B)	$350	350

Total U.S. Treasury Obligation (Cost $350) ($ Thousands)		350

Total Investments — 98.7% (Cost $175,287) ($ Thousands)		$162,443

The open futures contracts held by the Fund at August 31, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	2	Sep-2015	$4
S&P 500 Index E-MINI	10	Sep-2015	(16)

			$(12)

For the period ended August 31, 2015, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015	5

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Equity Fund (Concluded)

August 31, 2015

Percentages are based on a Net Assets of $164,643 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a list of the levels of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$124,870	$—	$—	$124,870
Foreign Common Stock	34,443	—	—	34,443
Cash Equivalent	2,780	—	—	2,780
U.S. Treasury Obligation	—	350	—	350

Total Investments in Securities	$162,093	$350	$—	$162,443

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$4	$—	$—	$4
Unrealized Depreciation	(16)	—	—	(16)

Total Other Financial Instruments	$(12)	$—	$—	$(12)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended August 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Fixed Income Fund

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 29.5%

Agency Mortgage-Backed Obligations — 19.0%
FHLMC
4.000%, 02/01/44	$584	$623
3.500%, 03/01/45	674	703
FHLMC ARM
2.386%, 03/01/37 (A)	471	502
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.942%, 02/15/38 (A)	578	43
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.838%, 04/15/41 (A)	906	65
FHLMC CMO, Ser 2015-4494, Cl AI
1.974%, 11/15/38 (A)	1,276	99
FHLMC Multifamily Structured Pass Through Certificates, Ser K717, Cl A2
2.991%, 09/25/21	140	146
FNMA
5.000%, 07/01/35 to 05/01/42	3,165	3,508
4.500%, 08/01/38	255	277
4.000%, 02/01/40 to 07/01/45	1,455	1,564
3.500%, 02/01/35	610	639
2.810%, 04/01/25	120	120
FNMA TBA
5.000%, 10/01/36	600	661
4.500%, 10/14/34	1,200	1,299
4.000%, 09/14/39	1,200	1,276
3.500%, 09/01/40	400	421
3.000%, 09/25/26	800	830
2.500%, 09/15/27	200	203
FNMA ARM
2.523%, 11/01/34 (A)	219	235
2.391%, 05/01/38 (A)	310	330
FNMA CMO, Ser 2013-52, Cl MD
1.250%, 06/25/43	317	303
FNMA CMO, Ser 2015-55, Cl IO, IO
1.677%, 08/25/55 (A)	700	43

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2015-56, Cl AS, IO
5.951%, 08/25/45 (A)	$400	$106
GNMA
4.000%, 11/20/44 to 02/20/45	1,096	1,163
3.500%, 08/15/42	122	127
GNMA TBA
4.500%, 09/15/39	400	429
4.000%, 09/01/39	300	318
3.500%, 09/15/41	600	625
3.000%, 09/01/42	400	406
GNMA CMO, Ser 2012-34, Cl SA, IO
5.847%, 03/20/42 (A)	284	60
GNMA CMO, Ser 2012-43, Cl SN, IO
6.402%, 04/16/42 (A)	261	63
GNMA CMO, Ser 2014-118, Cl HS
5.997%, 08/20/44 (A)	472	114
GNMA CMO, Ser 2015-30, Cl IO
1.093%, 07/16/56 (A)	2,011	155

		17,456

Non-Agency Mortgage-Backed Obligations — 10.5%
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW14, Cl A4
5.201%, 12/11/38	625	647
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW15, Cl A4
5.331%, 02/11/44	609	637
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
0.469%, 05/25/35 (A) (B)	277	251
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
0.668%, 05/25/35 (A) (B)	431	333
COMM Mortgage Trust, Ser 2006-C7, Cl A4
5.926%, 06/10/46 (A)	341	347
COMM Mortgage Trust, Ser 2014-CR18, Cl D
4.740%, 07/15/47	240	221
Commercial Mortgage Trust, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	585	610
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl A3
5.311%, 12/15/39	628	645
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/57	210	212
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ2, Cl M3
3.449%, 05/25/25 (A)	340	318

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015	7

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Horizon Mortgage Pass-Through Trust, Ser 2005-AR1, Cl B1
2.613%, 04/25/35 (A)	$467	$326
GS Mortgage Securities Trust, Ser 2006-GG8, Cl A5
5.622%, 11/10/39	220	222
GS Mortgage Securities Trust, Ser 2012-GC6, Cl AS
4.948%, 01/10/45 (B)	200	221
Homestar Mortgage Acceptance, Ser 2004-5, Cl M2
0.861%, 10/25/34 (A)	367	338
IndyMac INDX Mortgage Loan Trust, Ser 2007-AR5, Cl 2A1
2.760%, 05/25/37 (A)	433	337
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl A4
5.440%, 06/12/47	614	639
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl C
4.342%, 05/15/48 (A)	110	104
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.319%, 11/12/17 (A)	260	248
Morgan Stanley Re-REMIC Trust, Ser 2009-GG10, Cl A4B
5.989%, 08/12/45 (A) (B)	139	147
Morgan Stanley Re-REMIC Trust, Ser 2010-GG10, Cl A4B
5.989%, 08/15/45 (A) (B)	182	192
Motel 6 Trust, Ser 2015-MTL6, Cl D
4.532%, 02/05/20 (B)	230	229
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/35 (A) (B)	110	112
Reperforming Loan REMIC Trust, Ser 2005-R2, Cl 2A3
8.000%, 06/25/35 (B)	226	238
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A2
2.804%, 01/10/45	645	654
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C28, Cl A4
5.572%, 10/15/48	625	645
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl A5
5.500%, 04/15/47	413	436
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4
3.540%, 05/15/48	180	182

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/48	$120	$121

		9,612

Total Mortgage-Backed Securities (Cost $27,191) ($ Thousands)		27,068

CORPORATE OBLIGATIONS — 28.3%

Consumer Discretionary — 1.9%
21st Century Fox America
6.150%, 02/15/41	180	202
CCO Safari II
4.908%, 07/23/25 (B)	222	220
Comcast
6.400%, 05/15/38	430	532
Dollar Tree
5.750%, 03/01/23 (B)	180	188
Historic TW
9.150%, 02/01/23	100	131
Netflix
5.500%, 02/15/22 (B)	80	82
Time Warner
7.570%, 02/01/24	101	123
3.600%, 07/15/25	135	130
Viacom
4.850%, 12/15/34	220	185

		1,793

Consumer Staples — 2.6%
Altria Group
5.375%, 01/31/44	60	63
4.750%, 05/05/21	50	54
2.850%, 08/09/22	150	144
Anheuser-Busch InBev Worldwide
2.500%, 07/15/22	150	144
Constellation Brands
4.750%, 11/15/24	100	102
CVS Health
5.750%, 05/15/41	70	79
5.125%, 07/20/45	225	240
4.875%, 07/20/35	20	21
3.875%, 07/20/25	20	21
CVS Pass-Through Trust
7.507%, 01/10/32 (B)	435	539
Diageo Capital
4.828%, 07/15/20	150	166
Kraft Foods Group
5.375%, 02/10/20	30	33
3.500%, 06/06/22	40	41
Kraft Heinz Foods
5.200%, 07/15/45 (B)	20	21
5.000%, 07/15/35 (B)	20	21
4.875%, 02/15/25 (B)	10	11
3.950%, 07/15/25 (B)	20	20

8	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pernod Ricard
4.450%, 01/15/22 (B)	$200	$209
Philip Morris International
4.500%, 03/20/42	30	30
2.900%, 11/15/21	50	50
2.500%, 08/22/22	50	48
Reynolds American
5.850%, 08/15/45	110	119
3.750%, 05/20/23 (B)	60	58
3.250%, 06/12/20	20	20
3.250%, 11/01/22	100	97
Wm Wrigley Jr
3.375%, 10/21/20 (B)	40	41

		2,392

Energy — 2.7%
Anadarko Finance
7.500%, 05/01/31	60	73
Anadarko Petroleum
6.200%, 03/15/40	75	82
4.246%, 10/10/36 (C)	1,000	386
Apache
4.250%, 01/15/44	50	42
Devon Energy
5.000%, 06/15/45	30	29
Devon Financing
7.875%, 09/30/31	50	62
Ecopetrol
5.875%, 05/28/45	100	80
Energy Transfer Partners
4.050%, 03/15/25	130	118
Enterprise Products Operating
2.550%, 10/15/19	130	129
Kinder Morgan Energy Partners
4.150%, 02/01/24	400	371
MarkWest Energy Partners
4.875%, 06/01/25	110	102
Noble Energy
5.250%, 11/15/43	10	9
4.150%, 12/15/21	50	50
Occidental Petroleum
4.625%, 06/15/45	20	20
3.125%, 02/15/22	19	19
Petrobras Global Finance BV
6.850%, 06/05/15	50	38
5.375%, 01/27/21	250	220
Petroleos Mexicanos
6.625%, 06/15/35	150	153
Phillips 66
4.650%, 11/15/34	138	135
Range Resources
4.875%, 05/15/25 (B)	40	36
Sinopec Group Overseas Development 2014
4.375%, 04/10/24 (B)	200	209

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Valero Energy
6.125%, 02/01/20	$74	$83

		2,446

Financials — 12.1%
AgriBank FCB
9.125%, 07/15/19	264	325
AIA Group MTN
3.200%, 03/11/25 (B)	200	192
American Express
2.650%, 12/02/22	140	134
American International Group
4.800%, 07/10/45	183	182
3.750%, 07/10/25	80	81
Bank of America MTN
5.625%, 07/01/20	150	169
5.000%, 01/21/44	160	169
4.875%, 04/01/44	150	156
4.000%, 01/22/25	300	294
3.875%, 08/01/25	40	40
2.600%, 01/15/19	300	302
1.950%, 05/12/18	229	228
1.750%, 06/05/18	260	259
Blackstone Holdings Finance
6.625%, 08/15/19 (B)	370	427
Boston Properties
3.850%, 02/01/23‡	200	203
Carlyle Holdings II Finance
5.625%, 03/30/43 (B)	235	250
CDP Financial
3.150%, 07/24/24	430	436
Citigroup
2.150%, 07/30/18	120	120
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.750%, 12/01/43	250	271
Credit Suisse Group Funding Guernsey
4.875%, 05/15/45 (B)	250	244
Fifth Third Bancorp
2.875%, 07/27/20	192	192
Goldman Sachs Group MTN
7.500%, 02/15/19	185	216
6.750%, 10/01/37	100	119
6.250%, 02/01/41	50	60
5.375%, 03/15/20	100	111
5.150%, 05/22/45	30	30
3.850%, 07/08/24	190	192
HCP
4.250%, 11/15/23‡	125	125
4.000%, 06/01/25‡	150	145
Health Care
4.500%, 01/15/24‡	200	207
HSBC Holdings
4.250%, 03/14/24	200	201

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015	9

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intesa Sanpaolo MTN
5.017%, 06/26/24 (B)	$200	$196
KKR Group Finance III
5.125%, 06/01/44 (B)	215	207
Liberty Mutual Group
4.250%, 06/15/23 (B)	200	203
MetLife
3.000%, 03/01/25	175	167
MMAF Equitment Finance
1.390%, 10/16/19	1,103	1,105
Morgan Stanley MTN
6.625%, 04/01/18	585	652
Prudential Financial MTN
7.375%, 06/15/19	385	452
Royal Bank of Scotland Group
5.125%, 05/28/24	200	202
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 (B)	150	153
Ventas Realty
4.125%, 01/15/26‡	136	135
2.700%, 04/01/20‡	215	213
WEA Finance
3.750%, 09/17/24 (B)	200	198
2.700%, 09/17/19 (B)	430	429
Wells Fargo
4.650%, 11/04/44	100	98
4.480%, 01/16/24	200	209
4.300%, 07/22/27	100	102
3.450%, 02/13/23	160	159
1.500%, 01/16/18	150	149

		11,109

Health Care — 1.2%
Gilead Sciences
3.500%, 02/01/25	50	50
Howard Hughes Medical Institute
3.500%, 09/01/23	210	217
Medtronic
2.500%, 03/15/20 (B)	170	171
New York and Presbyterian Hospital
4.024%, 08/01/45	465	435
Omnicare
4.750%, 12/01/22	10	11
Zimmer Biomet Holdings
4.450%, 08/15/45	50	45
Zimmer Holdings
3.550%, 04/01/25	230	221

		1,150

Industrials — 2.7%
Air Canada Pass Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/27 (B)	215	210

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.625%, 01/15/21 (B)	$177	$182
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/23	451	481
Burlington Northern Santa Fe
3.000%, 04/01/25	150	143
Cleveland Clinic Foundation
4.858%, 01/01/14	236	227
Delta Air Lines Pass-Through Trust, Ser 2012-2, Cl A
4.950%, 05/23/19	378	397
Siemens Financieringsmaatschappij
2.900%, 05/27/22 (B)	342	338
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/26	415	419
Waste Management
3.500%, 05/15/24	70	70

		2,467

Information Technology — 1.1%
Alibaba Group Holding
3.600%, 11/28/24 (B)	220	208
Apple
2.700%, 05/13/22	251	248
Microsoft
2.700%, 02/12/25	360	347
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22	190	197

		1,000

Materials — 1.0%
Barrick
4.100%, 05/01/23	160	142
BHP Billiton Finance USA
5.000%, 09/30/43	30	31
3.250%, 11/21/21	100	100
Freeport-McMoRan
4.000%, 11/14/21	60	49
3.550%, 03/01/22	230	177
Glencore Funding
2.875%, 04/16/20 (B)	250	231
2.125%, 04/16/18 (B)	130	123
Rock-Tenn
4.000%, 03/01/23	10	10
3.500%, 03/01/20	20	21
Vale Overseas
4.375%, 01/11/22	90	83

		967

10	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 1.3%
AT&T
3.000%, 06/30/22	$570	$547
Rogers Communications
6.800%, 08/15/18	185	209
Verizon Communications
4.522%, 09/15/48 (B)	465	413

		1,169

Utilities — 1.7%
Berkshire Hathaway Energy
3.500%, 02/01/25	300	301
Duke Energy
3.750%, 04/15/24	331	335
Eversource Energy
3.150%, 01/15/25	175	170
Exelon
5.625%, 06/15/35	100	109
5.100%, 06/15/45	165	164
FirstEnergy
7.375%, 11/15/31	220	263
Westar Energy
8.625%, 12/01/18	173	208

		1,550

Total Corporate Obligations (Cost $26,628) ($ Thousands)		26,043

ASSET-BACKED SECURITIES — 8.6%

Mortgage Related Securities — 0.7%
Bayview Financial Asset Trust, Ser 2007-SR1A, Cl M3
1.349%, 03/25/37 (A) (B)	412	329
Master Asset Backed Securities Trust, Ser 2006-FRE1, Cl A4
0.489%, 12/25/35 (A)	380	339

		668

Other Asset-Backed Securities — 7.9%
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/19	610	611
Colony American Homes, Ser 2014-1A, Cl A
1.400%, 05/17/31 (A) (B)	506	501
Conseco Financial, Ser 1997-7, Cl M1
7.030%, 07/15/28	245	235
GSAMP Trust, Ser 2004-SEA2, Cl M2
1.441%, 03/25/34	420	336
Invitation Homes Trust, Ser 2013-SFR1, Cl A
1.400%, 12/17/30 (A) (B)	368	365

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

John Deere Owner Trust, Ser 2015-A, Cl A4
1.650%, 12/15/21	$205	$205
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
1.979%, 11/25/24 (A)	120	121
RAMP Trust, Ser 2006-RZ3, Cl M1
0.549%, 08/25/36 (A)	470	359
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.945%, 07/25/22 (A)	110	111
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.995%, 07/25/23 (A)	110	111
Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/30	204	219
Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/31	385	400
Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/33	981	1,017
Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/34	1,050	1,082
Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/35	1,073	1,081
Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/35	256	260
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A2
1.400%, 07/22/19 (B)	194	193

		7,207

Total Asset-Backed Securities (Cost $7,892) ($ Thousands)		7,875

MUNICIPAL BONDS — 1.1%
Indianapolis Local Public Improvement Bond Bank, Ser B-2
6.116%, 01/15/40	270	336
New Jersey Economic Development Authority, Ser YY
4.197%, 06/15/19	350	349
State of Wisconsin, Ser A, AGM
5.200%, 05/01/18	295	313

Total Municipal Bonds (Cost $1,011) ($ Thousands)		998

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015	11

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

SOVEREIGN DEBT — 1.0%
Brazilian Government International Bond
5.625%, 01/07/41	$120	$107
Indonesia Government International Bond MTN
3.750%, 04/25/22	200	192
Mexico Government International Bond MTN
5.550%, 01/21/45	200	209
Peruvian Government International Bond
6.550%, 03/14/37	10	12
5.625%, 11/18/50	40	43
Poland Government International Bond
4.000%, 01/22/24	110	116
Russian Foreign Bond - Eurobond
7.500%, 03/31/30 (D)	94	110
Turkey Government International Bond
5.625%, 03/30/21	150	159

Total Sovereign Debt (Cost $984) ($ Thousands)		948

U.S. TREASURY OBLIGATIONS — 28.2%
U.S. Treasury Bonds
4.500%, 02/15/36	1,046	1,351
3.000%, 11/15/44	950	959
3.000%, 05/15/45	2,910	2,944
2.875%, 05/15/43	980	965
2.500%, 02/15/45	988	899
U.S. Treasury Inflation Indexed Bonds
2.000%, 01/15/16	313	312
1.375%, 02/15/44	512	538
0.375%, 07/15/23	1,148	1,134
U.S. Treasury Notes
2.500%, 05/15/24	140	144
2.000%, 08/15/25	10	10
1.375%, 03/31/20	3,410	3,393
1.375%, 04/30/20	7,300	7,258
0.500%, 04/30/17	6,000	5,984

Total U.S. Treasury Obligations (Cost $26,015) ($ Thousands)		25,891

CASH EQUIVALENT — 10.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%†**	10,021,516	10,022

Total Cash Equivalent (Cost $10,022) ($ Thousands)		10,022

Total Investments — 107.6% (Cost $99,743) ($ Thousands)		$98,845

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS* — 0.0%
November 2015, U.S. 10 Year Future Option Put, Expires 10/17/15, Strike Price $126.00	6	$4
October 2015, U.S. 10 Year Future Option Call, Expires 09/19/15, Strike Price $129.50	1	—
October 2015, U.S. 10 Year Future Option Put, Expires 09/19/15, Strike Price $124.50	4	—
October 2015, U.S. 10 Year Future Option Put, Expires 09/19/15, Strike Price $126.50	2	1

Total Purchased Options (Cost $6) ($ Thousands)		$5

WRITTEN OPTIONS* — 0.0%
April 2016, IMM Euro$ Future Option Call, Expires 03/19/16, Strike Price $99.25	(4)	(2)
November 2015, U.S. 10 Year Future Option Call, Expires 10/17/15, Strike Price $129.00	(6)	(2)
November 2015, U.S. 10 Year Future Option Call, Expires 10/17/15, Strike Price $129.50	(5)	(2)
November 2015, U.S. 10 Year Future Option Put, Expires 10/17/15, Strike Price $124.00	(12)	(3)
November 2015, U.S. Bond Future Option Call, Expires 10/17/15, Strike Price $163.00	(2)	(1)
October 2015, U.S. 10 Year Future Option Call, Expires 09/19/15, Strike Price $128.50	(2)	(1)
October 2015, U.S. 10 Year Future Option Call, Expires 09/19/15, Strike Price $129.00	(3)	—
October 2015, U.S. 10 Year Future Option Call, Expires 09/19/15, Strike Price $130.50	(2)	—
October 2015, U.S. 10 Year Future Option Put, Expires 09/19/15, Strike Price $125.00	(8)	(1)
October 2015, U.S. 10 Year Future Option Put, Expires 09/19/15, Strike Price $125.50	(1)	—
October 2015, U.S. 10 Year Future Option Put, Expires 09/19/15, Strike Price $123.50	(5)	—
October 2015, U.S. 5 Year Future Option Call, Expires 09/19/15, Strike Price $120.00	(7)	(2)

12	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015

Description	Contracts	Market Value ($ Thousands)

October 2015, U.S. Bond Future Option Call, Expires 09/19/15, Strike Price $161.00	(3)	$(1)
October 2015, U.S. Bond Future Option Call, Expires 09/19/15, Strike Price $160.00	(7)	(3)
October 2015, U.S. Bond Future Option Call, Expires 09/19/15, Strike Price $165.00	(2)	—
October 2015, U.S. Bond Future Option Call, Expires 09/19/15, Strike Price $162.00	(5)	(1)
October 2015, U.S. Bond Future Option Call, Expires 09/19/15, Strike Price $163.00	(2)	—
October 2015, U.S. Bond Future Option Call, Expires 09/19/15, Strike Price $166.00	(8)	(1)
October 2015, U.S. Bond Future Option Put, Expires 09/19/15, Strike Price $148.00	(3)	(1)

Total Written Options (Premiums Received $39) ($ Thousands)		$(21)

The open futures contracts held by the Fund at August 31, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(7)	Dec-2015	$(1)
90-Day Euro$	(40)	Mar-2016	(13)
90-Day Euro$	(11)	Sep-2015	—
U.S. 2-Year Treasury Note	(5)	Dec-2015	3
U.S. 5-Year Treasury Note	(47)	Jan-2016	27
U.S. 5-Year Treasury Note	(5)	Oct-2015	1
U.S. 10-Year Treasury Note	45	Dec-2015	(38)
U.S. Long Treasury Bond	(8)	Dec-2015	30
U.S. Ultra Long Treasury Bond	8	Dec-2015	(33)

			$(24)

For the period ended August 31, 2015, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $91,861 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2015.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on August 31, 2015. The coupon on a step bond changes on a specified date.

AGM — Assured Guaranty Municipal Bond Insurance

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Association

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

I/O — Interest Only

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$27,068	$—	$27,068
Corporate Obligations	—	26,043	—	26,043
Asset-Backed Securities	—	7,875	—	7,875
Sovereign Debt	—	948	—	948
Municipal Bonds	—	998	—	998
U.S. Treasury Obligations	—	25,891	—	25,891
Cash Equivalent	10,022	—	—	10,022

Total Investments in Securities	$10,022	$88,823	$—	$98,845

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$5	$—	$—	$5
Written Options	(21)	—	—	(21)
Futures Contracts*
Unrealized Appreciation	61	—	—	61
Unrealized Depreciation	(85)	—	—	(85)

Total Other Financial Instruments	$(40)	$—	$—	$(40)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended August 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015	13

Statements of Assets and Liabilities ($ Thousands)

August 31, 2015 (Unaudited)

	Equity Fund	Fixed Income Fund
ASSETS:
Investments, at value†	$159,663	$88,823
Affiliated investments, at value††	2,780	10,022
Cash	2,015	64
Cash collateral held for futures contracts	—	82
Foreign currency†††††	37	—
Dividends and interest receivable	292	503
Receivable for investment securities sold	100	4,580
Purchased options†††	—	5
Receivable for fund shares sold	—	147
Receivable for variation margin	—	14
Prepaid expenses	34	19
Total Assets	164,921	104,259
LIABILITIES:
Payable for investment securities purchased	181	12,171
Investment advisory fees payable	50	18
Administration fees payable	44	16
Payable for variation margin	13	11
Shareholder servicing fees payable, Class A	12	7
Written options††††	—	21
Income distribution payable	—	148
Accrued expense payable	(22)	6
Total Liabilities	278	12,398
Net Assets	$164,643	$91,861
†Cost of investments	$172,507	$89,721
††Cost of affiliated investments	2,780	10,022
†††Cost of purchased options	—	6
†††Premiums received on written options	—	39
††††Cost of foreign currency	37	—
NET ASSET:
Paid-in Capital — (unlimited authorization — no par value)	$177,572	$93,544
Undistributed (Distributions in excess of) net investment income	573	(56)
Accumulated net realized loss on investments, options contracts and futures contracts	(646)	(722)
Net unrealized depreciation on investments and options contracts	(12,844)	(881)
Net unrealized depreciation on futures contracts	(12)	(24)
Net Assets	$164,643	$91,861
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.28	$9.81
	($154,636 ÷ 16,669 shares )	($90,687 ÷ 9,240 shares )
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$9.28 *	$9.82 *
	($10,007 ÷ 1,079 shares )	($1,174 ÷ 120 shares )

*	Net assets divided by shares do not calculate to the stated NAV because net assets and share amounts are shown as rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015

Statements of Operations ($ Thousands)

For the period ended August 31, 2015 (Unaudited)

	Equity Fund*	Fixed Income Fund*
Investment income:
Dividends	$1,090	$—
Dividends from affiliated registered investment company(1)	—	1
Interest income	—	673
Less: foreign taxes withheld	(29)	—
Total investment income	1,061	674
Expenses:
Investment advisory fees	342	105
Administration fees	171	90
Shareholder servicing fees, Class A	136	75
Professional fees	24	16
Deferred offering costs(2)	21	21
Registration fees	8	5
Printing fees	6	4
Custodian/wire agent fees	4	4
Other expenses	2	5
Total expenses	714	325
Less:
Waiver of investment advisory fees	(145)	(36)
Waiver of administration fees	—	(30)
Waiver of shareholder servicing fees, Class A	(81)	(45)
Net expenses	488	214
Net investment income	573	460
Net realized and unrealized gain (loss) on investments, futures contracts, options contracts and foreign currency transactions:
Net realized gain (loss) from:
Investments	(638)	(628)
Futures contracts	(43)	(109)
Purchased and written options	—	12
Foreign currency transactions	35	3
Net change in unrealized appreciation (depreciation) on:
Investments	(12,844)	(898)
Futures contracts	(12)	(24)
Purchased and written options	—	17
Net realized and unrealized gain (loss) on investments, futures contracts, options contracts and foreign currency transactions	(13,502)	(1,627)
Net decrease in net assets resulting from operations	$(12,929)	$(1,167)

*	Funds commenced operations on April 30, 2015.
(1)	See Note 3 in the Notes for Financial Statements.
(2)	See Note 2 in the Notes for Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015	15

Statements of Changes in Net Assets ($ Thousands)

For the six months ended August 31, 2015 (Unaudited)

	Equity Fund*	Fixed Income Fund*
	2015	2015
Operations:
Net investment income	$573	$460
Net realized loss from investments, futures contracts and options contracts	(681)	(725)
Net realized gain on foreign currency transactions	35	3
Net change in unrealized depreciation on investments, futures contracts and options contracts	(12,856)	(905)
Net decrease in net assets resulting from operations	(12,929)	(1,167)
Dividends and distributions from:
Net investment income :
Class A	—	(510)
Class Y	—	(6)
Total dividends and distributions	—	(516)
Capital share transactions:
Class A*:
Proceeds from shares issued	168,552	92,928
Reinvestment of dividends & distributions	—	364
Cost of shares redeemed	(1,813)	(1,038)
Increase in net assets derived from Class A capital share transactions	166,739	92,254
Class Y**:
Proceeds from shares issued	10,973	1,201
Reinvestment of dividends & distributions	—	4
Cost of shares redeemed	(140)	(15)
Increase in net assets derived from Class Y capital share transactions	10,833	1,190
Net increase in net assets derived from capital shares transactions	177,572	93,444
Net increase in net assets	164,643	91,761
Net assets:
Beginning of Period	—	100
End of Period	$164,643	$91,861
Undistributed (distributions in excess of) net investment income included in net assets at period end	$573	$(56)
Share Transactions:
Class A:
Shares issued	16,851	9,308
Reinvestment of distributions	—	37
Shares redeemed	(182)	(105)
Total Class A transactions	16,669	9,240
Class Y:
Shares issued	1,093	121
Reinvestment of distributions	—	—
Shares redeemed	(14)	(1)
Total Class Y transactions	1,079	120
Net increase in shares outstanding from shares transactions	17,748	9,360
*	Fund and Class A commenced operations on April 30, 2015.
**	Class Y commenced operations May 31, 2015.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

16	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015

Financial Highlights

For the period ended August 31, 2015 (Unaudited)

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover†
Equity Fund
Class A
2015*	$10.00	$0.03	$(0.75)	$(0.72)	$—	$—	$9.28	(7.20)%	$154,636	0.86%	1.26%	1.00%	40%
Class Y
2015**	$10.04	$0.02	$(0.78)	$(0.76)	$—	$—	$9.28	(7.57)%	$10,007	0.76%	1.01%	0.98%	40%
Fixed Income Fund
Class A
2015*	$10.00	$0.05	$(0.18)	$(0.13)	$(0.06)	$(0.06)	$9.81	(1.25)%	$90,687	0.71%	1.08%	1.52%	121%
Class Y
2015**	$9.95	$0.04	$(0.12)	$(0.08)	$(0.05)	$(0.05)	$9.82	(0.85)%	$1,174	0.61%	0.83%	1.78%	121%

*	Commenced operations on April 30, 2015. All ratios for the period have been annualized.

**	Commenced operations on May 31, 2015. All ratios for the period have been annualized.

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015	17

Notes to Financial Statements (Unaudited)

August 31,2015

1. ORGANIZATION

SEI Catholic Values Trust (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 8, 2014.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with two operational Funds: Catholic Values Equity Fund (“Equity Fund”) and Catholic Values Fixed Income Fund (“Fixed Income Fund”) (each a “Fund,” collectively, the “Funds”), both of which are diversified Funds. The Trust is registered to offer: Class A and Class Y shares of the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

In addition to its objective and strategies, each of the Funds makes investment decisions consistent with Catholic values on a range of social and moral concerns that may include: protecting human life; promoting human dignity; reducing arms production; pursuing economic justice; protecting the environment, and encouraging corporate responsibility. Potential investments for the Funds are first selected for financial soundness and then evaluated according to the Funds’ social criteria. The Adviser has engaged an independent compliance support organization that has identified a list of issuers that do not align with Catholic values. The Funds will not invest in issuers identified through this process. The Adviser reserves the right to modify the criteria from time to time to maintain alignment with evolving Catholic social and moral positions.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a sub-adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a sub-adviser, as applicable, continuously monitors the reliability of prices obtained from any pricing service and will notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Trust’s Fair Value Committee if it receives such notification from SIMC or a sub-adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of August 31, 2015, there were no fair valued securities held by the Funds.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

18	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the year ended August 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended August 31, 2015, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/

or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015	19

Notes to Financial Statements (Unaudited) (Continued)

August 31,2015

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of August 31, 2015, if applicable.

Options Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the period ended August 31, 2015.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open options contracts as of August 31, 2015, if applicable.

Written options transactions entered into during the period ended August 31, 2015 are summarized as follows:

	Fixed Income Fund
	Number of Contracts	Premiums Received ($ Thousands)
Balance at beginning of period	—	$—
Written	238	98
Expired	(88)	(29)
Closing Buys	(63)	(30)
Balance at end of period	87	$39

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — Throughout the year, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At August 31, 2015, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — The Equity Fund will distribute its net investment income annually. The Fixed Income Fund declares its net investment income daily and distributes monthly. The Funds make distributions of capital gains, if any, at least annually.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Offering Costs — The Funds’ offering costs, which include typesetting and prospectus printing, and preparation of the initial registration statement, are being amortized over a twelve-month period from inception and can be found on the Statement of Operations.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND CUSTODIAN AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SEI Investments Management Corporation (“SIMC”) serves as each Fund’s investment adviser (the “Adviser”) and “manager of managers” under an investment advisory agreement

20	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015

approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

The Fund has adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) under which a shareholder servicing fee of up to 0.25% of the average daily net assets of Class A shares of the Funds will be paid to other service providers. Under the Shareholder Servicing Plan, other service providers may perform, or may compensate other service providers for performing, certain shareholder and administrative services.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Voluntary Expense Limitation
Equity Fund
Class A	0.60%	0.30%	0.25%	0.86%
Class Y	0.60%	0.30%	0.00%	0.76%
Fixed Income Fund
Class A	0.35%	0.30%	0.25%	0.71%
Class Y	0.35%	0.30%	0.00%	0.61%

Investment Sub-Advisory Agreements — As of August 31, 2015, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser
Equity Fund
BlackRock Investment Management, LLC
Brandywine Global Investment Management, LLC
EAM Investors, LLC
EARNEST Partners LLC
Parametric Portfolio Associates LLC
Snow Capital Management, L.P.
Waddell & Reed Investment Management Co
Fixed Income Fund
Income Research & Management
Western Asset Management Company
Western Asset Management Company Limited

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee, paid by SIMC.

The Administrator and Distributor have voluntarily agreed to waive a portion of their fee for each fund. The following table lists the waivers for the period ended August 31, 2015 ($ Thousands):

	Administrative Fee Waiver	Shareholder Servicing Fee Waiver (Class A)
Equity Fund	$—	$81
Fixed Income Fund	30	45

U.S. Bank, N.A. serves as the custodian of the Fixed Income Fund. Brown Brothers Harriman & Co. serves as the custodian of the Equity Fund. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions.

The following is a summary of transactions with affiliates for the period ended August 31, 2015 ($ Thousands):

SDIT Prime Obligation	Purchases at Cost	Proceeds from Sales	Value 8/31/2015	Dividend Income
Equity Fund	$18,289	$(15,509)	$2,780	$—
Fixed Income Fund	57,750	(47,728)	10,022	1

Payment to Affiliates — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015	21

Notes to Financial Statements (Unaudited) (Continued)

August 31,2015

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended August 31, 2015, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Equity Fund
Purchases	$—	$239,486	$239,486
Sales	—	66,685	66,685
Fixed Income Fund
Purchases	146,052	45,687	191,739
Sales	101,392	3,736	105,128

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

For Federal income tax purposes, the cost of securities owned at August 31, 2015, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at August 31, 2015, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Equity Fund	$175,287	$2,518	$(15,362)	$(12,844)
Fixed Income Fund	99,743	215	(1,113)	(898)

Management has analyzed the Funds’ tax positions taken on the federal tax returns for all open tax years and has concluded that as of August 31, 2015, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. CONCENTRATIONS/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Catholic Values Investing Risk — The Funds consider the Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Guidelines. This means that the Funds may underperform other similar mutual funds that do not consider the Guidelines when making investment decisions.

Currency Risk — To the extent a Fund takes positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgagebacked securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

22	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

7. NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015	23

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 4/30/15	Ending Account Value 8/31/15	Annualized Expense Ratios	Expenses Paid During Period
Equity Fund
Actual Fund Return
Class A	$1,000.00	$928.00	0.86%	$2.76	*
Class Y	1,000.00	924.30	0.76	1.84	**
Hypothetical 5% Return
Class A	$1,000.00	$1,020.81	0.86%	$4.37	†
Class Y	1,000.00	1,021.32	0.76	3.86	†

	Beginning Account Value 4/30/15	Ending Account Value 8/31/15	Annualized Expense Ratios	Expenses Paid During Period
Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$987.50	0.71%	$2.35	*
Class Y	1,000.00	991.50	0.61	1.53	**
Hypothetical 5% Return
Class A	$1,000.00	$1,021.57	0.71%	$3.61	†
Class Y	1,000.00	1,022.07	0.61	3.10	†

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 122/366.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 92/366.
†	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366.

24	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2015

SEI CATHOLIC VALUES TRUST SEMI-ANNUAL REPORT AUGUST 31, 2015

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Arthur Ramanjulu

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-199 (08/15)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a))are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(a)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO
Date: November 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO
Date: November 6, 2015

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO
Date: November 6, 2015